UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number      811-21750
KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

(Exact name of registrant as specified in charter)

1800 Avenue of the Stars, Second Floor, Los Angeles, California	90067

(Address of principal executive offices)	(Zip code)
David Shladovsky, Esq.
KA Fund Advisors, LLC, 1800 Avenue of the Stars, Second Floor, Los Angeles, California 90067

(Name and address of agent for service)
Registrant’s telephone number, including area code:      (310) 556-2721
Date of fiscal year end:      November 30, 2008
Date of reporting period:      February 29, 2008

Item 1: Schedule of Investments
KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 29, 2008
(amounts in 000’s)
(UNAUDITED)

	No. of
Description	Shares/Units	Value
Long-Term Investments - 130.4%
Equity Investments(a) - 113.2%
United States - 86.4%
MLP(b)(c) - 54.4%
Atlas Energy Resources, LLC	287	$9,535
Atlas Pipeline Partners, L.P.	174	7,695
BreitBurn Energy Partners L.P.	121	2,670
BreitBurn Energy Partners L.P. — Unregistered(d)	185	3,826
Buckeye Partners, L.P.	36	1,787
Calumet Specialty Products Partners, L.P.	231	6,983
Capital Product Partners L.P.(e)	437	8,819
Constellation Energy Partners LLC	65	1,370
Copano Energy, L.L.C.	32	1,152
Crosstex Energy, L.P.	484	15,289
DCP Midstream Partners, LP	97	3,521
Eagle Rock Energy Partners, L.P.	46	685
Enbridge Energy Management, L.L.C.(e)(f)	740	38,707
Enbridge Energy Partners L.P.	27	1,324
Energy Transfer Partners, L.P.	116	5,540
Enterprise Products Partners L.P.	1,573	48,726
Exterran Partners, L.P.	239	7,822
Global Partners LP	145	3,964
Hiland Partners, LP	58	2,955
Holly Energy Partners, L.P.	86	3,537
Inergy, L.P.	190	5,560
K-Sea Transportation Partners L.P.	35	1,272
Kinder Morgan Management, LLC(e)(f)	2,875	156,724
Legacy Reserves LP	43	908
Magellan Midstream Partners, L.P.	247	10,706
MarkWest Energy Partners, L.P.	58	2,008
MarkWest Energy Partners, L.P. — Unregistered(d)	159	5,373
Martin Midstream Partners L.P.	231	7,815
Natural Resource Partners L.P.	74	2,377
NuStar Energy L.P.	71	3,811
ONEOK Partners, L.P.	212	13,129
OSG America L.P.	144	2,015
Penn Virginia Resource Partners, L.P.	148	3,955
Plains All American Pipeline, L.P.(g)	1,387	66,207
Regency Energy Partners LP	296	8,771
SemGroup Energy Partners, L.P.	179	4,463
Sunoco Logistics Partners L.P.	88	4,681
Targa Resources Partners LP	267	6,467

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONTINUED)
FEBRUARY 29, 2008
(amounts in 000’s)
(UNAUDITED)

	No. of
Description	Shares/Units	Value
MLP(b)(c) - (Continued)
TC PipeLines, LP	342	$11,690
Teekay LNG Partners L.P.	82	2,459
Teekay Offshore Partners L.P.(e)	381	9,658
TEPPCO Partners, L.P.	129	4,879
Williams Partners L.P.	74	2,748

		513,583

MLP Affiliates - 2.1%
Atlas America, Inc.	79	4,798
Crosstex Energy, Inc.	226	8,093
Energy Transfer Equity, L.P.(h)	169	5,626
Hiland Holdings GP, LP(h)	66	1,645

		20,162

Marine Transportation - 20.2%
Aries Maritime Transport Limited	1,193	7,658
Arlington Tankers Ltd.	615	12,357
Danaos Corporation	45	1,178
Diana Shipping Inc.	315	8,986
Double Hull Tankers, Inc.	1,127	12,684
Eagle Bulk Shipping Inc.	1,040	27,691
Euroseas Ltd.	207	2,894
Genco Shipping & Trading Limited(i)	378	22,004
General Maritime Corporation	205	4,833
Navios Maritime Partners L.P.	27	414
Nordic American Tanker Shipping Limited	132	3,749
OceanFreight, Inc.	424	9,339
Omega Navigation Enterprises, Inc.	1,139	16,658
Paragon Shipping Inc.	138	2,214
Quintana Maritime Limited	1,269	29,221
Seaspan Corporation	631	18,015
Ship Finance International Limited	273	7,047
Teekay Tankers Ltd	236	3,988

		190,930

Coal - 3.8%
Alpha Natural Resources, Inc.	168	6,808
Arch Coal, Inc.(i)	60	3,065
CONSOL Energy Inc.	57	4,308
Foundation Coal Holdings, Inc.	193	11,127
Peabody Energy Corporation(i)	192	10,862

		36,170

Royalty Trust - 5.9%
Cross Timbers Royalty Trust	103	4,849
Hugoton Royalty Trust	353	9,961
MV Oil Trust	648	15,485

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONTINUED)
FEBRUARY 29, 2008
(amounts in 000’s)
(UNAUDITED)

			No. of
Description			Shares/Units	Value
Royalty Trust — (Continued)
Permian Basin Royalty Trust			750	$14,283
San Juan Basin Royalty Trust			272	10,503

				55,081

Total United States (Cost $637,363)				815,926

Canada - 26.8%
Royalty Trust - 26.8%
ARC Energy Trust			1,223	29,278
Baytex Energy Trust			756	16,307
Bonavista Energy Trust			824	24,422
Bonterra Energy Income Trust			36	962
Crescent Point Energy Trust			1,420	39,164
Enerplus Resources Fund			849	36,562
Fairborne Energy Trust(j)			842	5,644
Fording Canadian Coal Trust(i)			134	6,673
Harvest Energy Trust			302	7,399
NAL Oil & Gas Trust			857	11,425
Penn West Energy Trust			1,075	30,322
Peyto Energy Trust			300	6,052
Progress Energy Trust			759	10,022
Vermilion Energy Trust			506	20,055
Zargon Energy Trust			361	8,496

Total Canada (Cost $224,495)				252,783

Total Equity Investments (Cost $861,858)				1,068,709

	Interest	Maturity	Principal
	Rate	Date	Amount
Fixed Income Investments - 17.2%
United States - 15.4%
Coal - 0.5%
Peabody Energy Corporation(i)(k)	4.750%	12/15/66	$4,000	4,885

Marine Transportation - 1.3%
Navios Maritime Holdings, Inc.	9.500	12/15/14	12,500	12,031

Midstream - 2.5%
SemGroup, L.P.	8.750	11/15/15	10,065	9,360
Targa Resources, Inc.	8.500	11/01/13	15,500	14,376

				23,736

Oilfield Services - 1.3%
Allis-Chalmers Energy Inc.	9.000	1/15/14	8,870	8,116
Dresser, Inc.	(l)	5/04/15	5,000	4,350

				12,466

Upstream - 7.7%
ATP Oil & Gas Corporation	(m)	4/14/10	16,342	15,525
Carrizo Oil & Gas, Inc.	(n)	7/21/10	19,893	18,700
CDX Funding, LLC	(o)	3/31/13	8,750	7,875
Mariner Energy, Inc.	8.000	5/15/17	3,000	2,880
Mariner Energy, Inc.	7.500	4/15/13	9,000	8,663
Parallel Petroleum Corporation	10.250	8/01/14	6,500	6,403
Petrohawk Energy Corporation	9.125	7/15/13	12,500	12,750

				72,796

Other Energy - 2.1%
Atlas Energy Resources, LLC	10.750	2/01/18	3,500	3,588

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONTINUED)
FEBRUARY 29, 2008
(amounts in 000’s)
(UNAUDITED)

	Interest		Maturity	Principal
Description	Rate		Date	Amount	Value
Other Energy — (Continued)
Helix Energy Solutions Group, Inc.	9.500%		1/15/16	$4,000	$4,000
Energy Future Holdings Corp.	10.250		11/01/15	5,000	4,875
Energy Future Holdings Corp.	(p	)	10/10/14	7,481	6,845

					19,308

Total United States (Cost $152,118)					145,222

Canada - 1.8%
Royalty Trust - 1.1%
Harvest Operations Corp.	7.875		10/15/11	11,500	10,465

Other Energy - 0.7%
OPTI Canada Inc.	8.250		12/15/14	7,000	6,913

Total Canada (Cost $18,784)					17,378

Total Fixed Income Investments (Cost $170,902)					162,600

Total Long-Term Investments (Cost $1,032,760)					1,231,309

Short-Term Investment - 1.5%
Repurchase Agreement - 1.5%
Bear, Stearns & Co. Inc. (Agreement dated 2/29/2008 to be repurchased at $14,480), collateralized by $14,900 in U.S. Treasury Bonds (Cost $14,478)	1.850		3/03/08		14,478

Total Investments-131.9% (Cost $1,047,238)					1,245,787

				No. of
				Contracts
Liabilities
Call Option Contracts Written(j)
United States
Coal
Arch Coal, Inc., call option expiring 3/22/2008 @ $50.00				250	(115)
Arch Coal, Inc., call option expiring 3/22/2008 @ $55.00				250	(30)
Peabody Energy Corporation, call option expiring 3/22/2008 @ $55.00				1,000	(360)
Peabody Energy Corporation, call option expiring 3/22/2008 @ $60.00				500	(65)

					(570)

Marine Transportation
Genco Shipping & Trading Limited, call option expiring 3/22/2008 @ $60.00				500	(150)
Genco Shipping & Trading Limited, call option expiring 3/22/2008 @ $65.00				500	(90)

					(240)

Total Call Option Contracts Written (Premiums received $1,058)					(810)

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS — (CONCLUDED)
FEBRUARY 29, 2008
(amounts in 000’s)
(UNAUDITED)

Description	Value

Unrealized Depreciation on Interest Rate Swap Contracts	$(14,109)
Other Liabilities	(19,129)

Total Liabilities	(34,048)
Other Assets	32,147

Total Liabilities in Excess of Other Assets	(1,901)
Preferred Stock at Redemption Value	(300,000)

Net Assets Applicable To Common Stockholders	$943,886

(a)	Unless otherwise noted, equity investments are common units/common shares.

(b)	Unless otherwise noted, securities are treated as a publicly traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly traded partnerships. Although the Fund had 32.5% of its net assets invested in securities treated as publicly traded partnerships at February 29, 2008, the Fund had less than 25% of its total assets invested in these securities. It is the Fund’s intention to be treated as a RIC for tax purposes.

(c)	Includes Limited Liability Companies.

(d)	Fair valued and restricted security.

(e)	Security is not treated as a publicly-traded partnership for RIC qualification purposes.

(f)	Distributions are paid-in-kind.

(g)	The Fund believes that it may be an affiliate of Plains All American, L.P.

(h)	Security is treated as a publicly-traded partnership for RIC qualification purposes.

(i)	Security or a portion thereof is segregated as collateral on option contracts written or interest rate swap contracts.

(j)	Security is non-income producing.

(k)	Convertible security.

(l)	Floating rate senior secured second lien term loan. Security pays interest at a rate of LIBOR + 575 basis points (8.82% as of February 29, 2008).

(m)	Floating rate senior secured first lien term loan. Security pays interest at a rate of LIBOR + 350 basis points (6.62% as of February 29, 2008).

(n)	Floating rate senior secured second lien credit facility. Security pays interest at a rate of LIBOR + 475 basis points (9.58% as of February 29, 2008).

(o)	Floating rate senior secured second lien term loan. Security pays interest at a rate of LIBOR + 625 basis points (11.39% as of February 29, 2008).

(p)	Floating rate senior secured first lien term loan. Security pays interest at a rate of LIBOR + 350 basis points (6.60% as of February 29, 2008).

From time to time, certain of the Fund’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933 and cannot, as a result, be offered for public sale for a non-exempt transaction without first being registered. In other cases, certain of the Fund’s investments have restrictions such as a lock-up agreements that preclude the Fund from offering these securities for public sale.
At February 29, 2008, the Fund held the following restricted securities.

			Number of
			Units or				Fair	Percent	Percent
		Type of	Principal ($)	Acquisition	Cost	Fair	Value per	of Net	of Total
Investment	Security	Restriction	(in 000s)	Date	Basis	Value	Unit	Assets	Assets
BreitBurn Energy Partners L.P.	Common Units(1)	(2)	185	10/30/2007	$4,801	$3,826	$20.66	0.4%	0.3%
MarkWest Energy Partners, L.P.	Common Units(1)	(2)(3)	159	12/18/2007	4,919	5,373	33.85	0.6	0.4

Total of securities valued by board of directors					$9,720	$9,199		1.0%	0.7%

Atlas Energy Resources, LLC	Corporate Bonds(4)	(2)	$3,500	(5)	$3,587	$3,588	n/a	0.4%	0.3%
ATP Oil & Gas Corporation	Term Loan(6)	(2)(7)	$16,342	(5)	16,109	15,525	n/a	1.6	1.2
Carrizo Oil & Gas, Inc.	Term Loan(6)	(2)(7)	$19,893	(5)	20,186	18,700	n/a	2.0	1.5
CDX Funding, LLC	Term Loan(6)	(2)(7)	$8,750	(5)	8,888	7,875	n/a	0.8	0.6
Dresser, Inc.	Term Loan(6)	(2)(7)	$5,000	(5)	4,782	4,350	n/a	0.5	0.4
Energy Future Holdings Corp.	Corporate Bonds(4)	(2)	$5,000	(5)	5,028	4,875	n/a	0.5	0.4
Energy Future Holdings Corp.	Term Loan(6)	(2)(7)	$7,481	(5)	7,508	6,845	n/a	0.7	0.5
Helix Energy Solutions Group, Inc.	Corporate Bonds(4)	(2)	$4,000	(5)	4,000	4,000	n/a	0.4	0.3
SemGroup, L.P.	Corporate Bonds(4)	(2)	$10,065	(5)	9,766	9,360	n/a	1.0	0.7

Total of securities valued by prices provided by market maker or independent pricing service					$79,854	$75,118		7.9%	5.9%

Total of all restricted securities					$89,574	$84,317		8.9%	6.6%

(1)	Restricted security that represents Level 3 categorization under SFAS No. 157 where reliable market quotes are not readily available. Security is valued in accordance with the procedures established by the board of directors.

(2)	Unregistered security.

(3)	Security subject to lock-up agreement.

(4)	Restricted security that represents Level 1 categorization under SFAS No. 157. Security is valued using quoted unadjusted prices for identical instruments in active markets.

(5)	Acquired at various times throughout the current fiscal quarter and/or prior fiscal year in terms of principal.

(6)	Restricted security that represents Level 2 categorization under SFAS No. 157. Security is valued using prices provided by a principal market maker, syndicate bank or an independent pricing service.

(7)	Corporate bank loan with a fair market value determined by the mean of the bid and ask prices provided by a syndicate bank or principal market maker. These securities have limited trading volume and are not listed on a national exchange. The syndicate bank or principal market maker is the active exchange for such security.
At February 29, 2008, the cost basis of investments for federal income tax purposes was $1,056,969. At February 29, 2008, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$221,740
Gross unrealized depreciation	(32,922)

Net unrealized appreciation	$188,818

The identified cost basis for federal tax purposes is estimated based on information available from the Fund’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included in this footnote.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s annual report previously filed with the Securities and Exchange Commission on form N-CSR on February 7, 2008 with a file number 811-21750.
Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at http://www.kaynefunds.com; or on the website of the Securities and Exchange Commission, http://www.sec.gov.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.
As of December 1, 2007, the Fund adopted SFAS No. 157. The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. Based on this assessment, the adoption of this standard did not have any material effect on the Fund’s net asset value. However, the adoption of the standard does require the Fund to provide additional disclosures about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the reportable periods as contained in the Fund’s periodic filings.
SFAS No. 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.
•	Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•	Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
The following table presents our assets measured at fair value on a recurring basis at February 29, 2008.

			Prices with Other
		Quoted Prices in	Observable	Unobservable
		Active Markets	Inputs	Inputs
Assets at Fair Value	Total	(Level 1)	(Level 2)	(Level 3)
Long-Term Investments	$1,231,309	$1,168,815	$53,295	$9,199

Liabilities at Fair Value
Unrealized depreciation on interest rate swaps	$14,109	—	$14,109	—

The following table presents our assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at November 30, 2007 and at February 29, 2008.

Long-Term
Assets at Fair Value Using Unobservable Inputs (Level 3)	Investments
Balance — November 30, 2007	$31,584
Transfers out of Level 3	(26,993)
Realized gain (losses)	—
Unrealized losses, net	(392)
Purchases, issuances or settlements	5,000

Balance — February 29, 2008	$9,199

The $392 of unrealized losses, net, presented in the table above relate to investments that are still held at February 29, 2008.
The Fund did not have any liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at November 30, 2007 and at February 29, 2008.

Item 2: Controls and Procedures
     (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.
     (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3: Exhibits
1.	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.
/s/ Kevin S. McCarthy
Name:	Kevin S. McCarthy
Title:	Chairman, President and Chief Executive Officer
Date:	April 25, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin S. McCarthy
Name:	Kevin S. McCarthy
Title:	Chairman, President and Chief Executive Officer
Date:	April 25, 2008

/s/ Terry A. Hart
Name:	Terry A. Hart
Title:	Chief Financial Officer and Treasurer
Date:	April 25, 2008